Loan Operations and Lease Operations Portfolio - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Parenthetical) (Detail) - BRL (R$) R$ in Millions						12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Abstract]
Expected loan losses for financial guarantees pledged	R$ (1,191)	R$ (1,907)	R$ (1,907)	R$ (1,580)	R$ (1,580)
Commitments released	R$ (2,601)	R$ (3,015)	R$ (3,015)	R$ (2,691)	R$ (2,691)	R$ (2,601)	R$ (3,015)